Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 4 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 180,417	R$ 160,470
Interest rate basis		CDI
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		R$ 1,801	1,998
Cogna Group | Somos Sistemas [Member]
Disclosure of contingent liabilities [line items]
Indemnification asset		R$ 180,417	R$ 160,470
Interest rate basis		CDI (Certificates of Interbank Deposits).

[1]	Refers to an indemnification asset of the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$180,417 (R$ 160,470 on December 31, 2021). See Note 21. This asset is indexed to CDI (Certificates of Interbank Deposits).